Loans Held for Investment - Composition of Net Loans Held for Investment by Class (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, Total	$ 320,092	$ 310,860
Less:
Allowance for loan losses	(2,884)	(3,738)	$ (5,095)	$ (6,801)
Deferred loan (fees) costs, net	40	(7)
Net loans held for investment	317,248	307,115
Commercial [Member]
Less:
Allowance for loan losses	(1,310)	(1,716)	(2,665)	(2,791)
Commercial [Member] | Commercial Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, Total	52,311	47,418
Commercial [Member] | Real Estate - Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, Total	101,198	92,517
Commercial [Member] | Other Real Estate Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, Total	17,692	22,362
Non-Commercial [Member]
Less:
Allowance for loan losses	(1,574)	(2,022)	$ (2,430)	$ (4,010)
Non-Commercial [Member] | Real Estate 1-4 Family Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, Total	5,629	3,888
Non-Commercial [Member] | Real Estate - Residential [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, Total	83,379	89,374
Non-Commercial [Member] | Home Equity [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, Total	49,420	46,360
Non-Commercial [Member] | Consumer Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, Total	8,982	8,460
Non-Commercial [Member] | Other Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, Total	$ 1,481	$ 481